Preferred Stock (Details) - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	1 Months Ended				12 Months Ended
	Mar. 31, 2021	Feb. 25, 2021	Nov. 17, 2020	Apr. 30, 2020	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Mar. 31, 2019
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized					50,000,000		50,000,000
Dividend (in Dollars)					$ 19,000
Accumulated dividend (in Dollars)					$ 55,934
Conversion price per share (in Dollars per share)					$ 0.3
Series A Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized									1,500,000
Preferred stock par value (in Dollars per share)									$ 0.001
Stated value (in Dollars per share)									$ (1)
Annual rate									8.00%
Preferred stock, shares outstanding					225,000
Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares outstanding					225,000		225,000
Conversion price per share (in Dollars per share)					$ 0.3
Preferred stock, shares issued					225,000		225,000
Series B Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized				1,000,000
Preferred stock par value (in Dollars per share)				$ 0.001
Stated value (in Dollars per share)				$ (1)
Preferred stock, shares outstanding					425,442	425,442
Preferred stock, shares issued	17,965			407,477
Settlement of debt (in Dollars)	$ 16,000			$ 370,000
Accrued interest (in Dollars)	$ 1,965			$ 37,477
Mandatory conversion, description					Upon (i) an up-listing of the Corporation’s Common Stock to Nasdaq or a US national securities exchange, (ii) an underwriting involving the sale of $5,000,000 or more of the Corporation’s Common Stock or Common Stock Equivalents (a “Material Underwriting”), (iii) the Corporation ceases to be a public corporation as the result of a going private transaction, (iv) the Corporation, directly or indirectly, effects any sale, lease, exclusive license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions (including a transaction involving the Corporation’s spin-off of its operating subsidiary, T3 Communications, Inc.), (v) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Corporation or another Person) is completed pursuant to which holders of Common Stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of 50% or more of the outstanding Common Stock, (vi) the Corporation, directly or indirectly, in one or more related transactions, effects any reclassification, reorganization or recapitalization of the Common Stock or any compulsory share exchange pursuant to which the Common Stock is effectively converted into or exchanged for other securities, cash or property, or (vii) the Corporation, directly or indirectly, in one or more related transactions, consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with another Person, other than an officer or director of the Company, whereby such other Person acquires more than 50% of the outstanding shares of Common Stock (not including any shares of Common Stock held by the other Person or other Persons making or party to, or associated or affiliated with the other Persons making or party to, such stock or share purchase agreement or other business combination), all shares of Series B Convertible Preferred Stock shall be automatically converted, without any further action by the holders of such shares and whether or not the certificates representing such shares are surrendered to the Corporation or its transfer agent, into the number of fully paid and nonassessable shares of Common Stock in an amount equal, following conversion, to 18% of the Corporation’s issued and outstanding shares of Common Stock.
Series C Convertible Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized								1,000,000
Preferred stock par value (in Dollars per share)								$ 0.001
Stated value (in Dollars per share)								$ (10)
Preferred stock, shares outstanding					55,400	55,400
Board of directors, description		On February 25, 2021, Digerati’s Board of Directors approved the issuance of the following shares of Series C Convertible Preferred Stock to officers: ● Arthur L. Smith - 28,928 shares of Series C Convertible Preferred Stock ● Antonio Estrada - 19,399 shares of Series C Convertible Preferred Stock ● Craig Clement - 7,073 shares of Series C Convertible Preferred Stock
Accrued amount (in Dollars)					$ 554,000
Automatic conversion					Upon (i) an up-listing of the Corporation’s Common Stock to Nasdaq or a US national securities exchange, (ii) a financing or offering involving the sale of $5,000,000 or more of the Corporation’s Common Stock or Common Stock Equivalents (a “Material Financing”), (iii) the Corporation ceases to be a public corporation as the result of a going private transaction, (iv) the Corporation, directly or indirectly, effects any sale, lease, exclusive license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions (including a transaction involving the Corporation’s spin-off of its Nevada subsidiary, T3 Communications, Inc.), (v) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Corporation or another Person) is completed pursuant to which holders of Common Stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of 50% or more of the outstanding Common Stock, (vi) the Corporation, directly or indirectly, in one or more related transactions, effects any reclassification, reorganization or recapitalization of the Common Stock or any compulsory share exchange pursuant to which the Common Stock is effectively converted into or exchanged for other securities, cash or property, or (vii) the Corporation, directly or indirectly, in one or more related transactions, consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with another Person, other than an officer or director of the Company, whereby such other Person acquires more than 50% of the outstanding shares of Common Stock (not including any shares of Common Stock held by the other Person or other Persons making or party to, or associated or affiliated with the other Persons making or party to, such stock or share purchase agreement or other business combination), all issued shares of Series C Convertible Preferred Stock shall be automatically converted, without any further action by the holders of such shares and whether or not the certificates representing such shares are surrendered to the Corporation or its transfer agent, into the number of fully paid and nonassessable shares of Common Stock in an amount equal, following conversion, to 22% of the Corporation’s issued and outstanding shares of Common Stock.
Series F Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized								100
Preferred stock par value (in Dollars per share)								$ 0.001
Stated value (in Dollars per share)								$ (0.01)
Preferred stock, shares outstanding					100		100
Preferred stock, shares issued					100		100
Description of voting rights			On November 17, 2020, Digerati’s Board of Directors approved the issuance of the following shares of Series F Super Voting Preferred Stock to officers: ● Arthur L. Smith - 34 shares of Series F Super Voting Preferred Stock ● Antonio Estrada - 33 shares of Series F Super Voting Preferred Stock ● Craig Clement - 33 shares of Series F Super Voting Preferred Stock